Acquisitions, Dispositions And Other Adjustments (Tables)	12 Months Ended
Dec. 31, 2016
Acquisitions, Dispositions And Other Adjustments
Schedule of Business Acquisitions, by Acquisition [Table Text Block]

Assets acquired
Cash	$4,797
Accounts receivable	2,038
All other current assets	1,534
Property, plant and equipment (including satellites)	9,320
Intangible assets not subject to amortization
Orbital slots	11,946
Trade name	1,371
Intangible assets subject to amortization
Customer lists and relationships	19,508
Trade name	2,915
Other	445
Investments and other assets	2,375
Goodwill	34,619
Total assets acquired	90,868

Liabilities assumed
Current liabilities, excluding current portion of long-term debt	5,645
Long-term debt	20,585
Other noncurrent liabilities	16,875
Total liabilities assumed	43,105
Net assets acquired	47,763
Noncontrolling interest	(354)
Aggregate value of consideration paid	$47,409

Business Acquisition, Pro Forma Information [Table Text Block]
	(Unaudited)
	Year Ended
	December 31,
	2015	2014
Total operating revenues	$165,694	$165,595
Net Income Attributable to AT&T	12,683	6,412

Basic Earnings Per Share Attributable to AT&T	$2.06	$1.04
Diluted Earnings Per Share Attributable to AT&T	$2.06	$1.04